Lease obligations	9 Months Ended
Sep. 30, 2025
Lease Obligations
Lease obligations

10.	Lease obligations:

The following table presents the contractual undiscounted cash flows for lease obligations which require the following payments for each period ending September 30:

2026	317
2027	98
2028	17
2029	18
2030	8
$458

The following table presents payments for lease obligations:

	For the three months		For the nine months
	ended September 30,		ended June 30,
	2025	2024	2025	2024

Principal payments	$81	$130	$253	$316
Interest payments	10	30	33	42
Short-term lease payments	77	60	219	197
	$168	$220	$505	$555

The Company also has contractual undiscounted cash flows for short-term and low-value operating leases for equipment and maintenance that are not on the statements of financial position which require payments of $337 for the twelve months ending September 30, 2026.